Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2020
Restructuring And Related Activities [Abstract]
Impairment, Restructuring Charges and Other Related Closure Costs
22.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2020, 2019 and 2018 are summarized as follows:

Year ended December 31, 2020	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	1	—	1
Bouskoura restructuring plan	—	(8)	—	(8)
Long-lived asset impairment charge	(4)	—	—	(4)
Total	(4)	(7)	—	(11)

Year ended December 31, 2019	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	2	—	2
Long-lived asset impairment charge	(7)	—	—	(7)
Total	(7)	2	—	(5)

Year ended December 31, 2018	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Set-top Box restructuring plan	—	(19)	—	(19)
Long-lived asset impairment charge	(2)	—	—	(2)
Total	(2)	(19)	—	(21)

Impairment charges

In 2020, the Company recorded a $4 million impairment charge, primarily on licenses dedicated exclusively to certain development projects that were cancelled, while no alternative future use was identified internally.

In 2019, the Company recorded a $7 million impairment charge, primarily on equipment or licenses dedicated exclusively to certain development projects that were cancelled, while no alternative future use was identified internally.

In 2018, the Company recorded a $2 million impairment charge on acquired technologies for which it was determined that they had no alternative future use.

During the third quarter of 2020, 2019 and 2018 the Company conducted its annual impairment test, which did not result in any significant impairment loss.

Restructuring charges and other related closure costs

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2018 to December 31, 2020 are summarized as follows:

	Set-top Box restructuring plan	Bouskoura restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2018	34	—	1	35
Adjustment for unused provisions	(2)	—	—	(2)
Amounts paid	(20)	—	(1)	(21)
Currency translation effect	(1)	—	—	(1)
Provision as at December 31, 2019	11	—	—	11
Charges incurred in 2020	—	8	—	8
Adjustment for unused provisions	(1)	—	—	(1)
Amounts paid	(6)	(8)	—	(14)
Provision as at December 31, 2020	4	—	—	4

•	Set-top Box restructuring plan

In 2016, the Company announced its decision to cease the development of new platforms and standard products for set-top-box and home gateway products.  This decision resulted in a global workforce review affecting approximately 1,400 employees worldwide, which included about 430 employees in France through a voluntary departure plan, about 670 employees in Asia and about 120 employees in the United States of America.  The Company recorded in 2020 and 2019 a $1 million and $2 million, respectively, as a reversal on unused provision.  The Company recorded $19 million restructuring charges for this plan in 2018.

An amount of $4 million is expected to be paid within twelve months, as detailed in Note 14.

The Set-top Box restructuring plan was expected to result in pre-tax charges of approximately $170 million.  Since inception, restructuring charges, totaling $132 million, were incurred as at December 31, 2020.  The plan was substantially completed in 2018 in all locations.  The Company still incurs payments related to the voluntary plan in France.

•	Bouskoura restructuring plan

In the fourth quarter of 2019, management committed to a restructuring plan impacting its back-end activities. A voluntary plan involving a reduction in force representing approximately 150 employees was announced in Bouskoura, Morocco, in December 2019, in compliance with local legislation. The Company recorded in 2020 a restructuring charge totaling $8 million for this plan, corresponding to the voluntary termination benefits to be paid to 179 employees who signed the offer for voluntary leave in 2020.

The Bouskoura restructuring plan was expected to result in pre-tax charges of approximately $7 million. It has been substantially completed at the end of 2020.

In 2020, total amounts paid for restructuring and related closure costs amounted to $14 million.  The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.